Segments - Summarized information by segments (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segments
Total revenues	[1]	¥ 703,695	¥ 692,020	¥ 785,707
Cost of revenues	[1]	434,989	464,145	548,505
Gross profit	[1]	268,706	227,875	237,202
Net advertising services
Segments
Total revenues	[1]	630,590	619,260	696,664
Cost of revenues		404,061	423,728	514,725
Gross profit		226,529	195,532	181,939
Paid services
Segments
Total revenues	[1]	73,105	72,760	89,043
Cost of revenues		30,928	40,417	33,780
Gross profit		¥ 42,177	¥ 32,343	¥ 55,263

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):